FINANCIAL ASSETS AND LIABILITIES - Forward Freight Agreements (Details)	12 Months Ended
Dec. 31, 2024
Long | Capesize, Forward Freight Agreements, Maturing in 2023
Derivative [Line Items]
Aggregate maturity period	495 days